UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08921

        Credit Suisse Large Cap Blend Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          January 1, 2006 to March 31, 2006

Item 1. Schedule of Investments

Credit Suisse Large Cap Blend Fund
Schedule of Investments
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (100.0%)
Aerospace & Defense (7.3%)
Boeing Co.	16,200	$1,262,466
Goodrich Corp.	15,400	671,594
Lockheed Martin Corp.	4,600	345,598
Precision Castparts Corp.	16,500	980,100
United Technologies Corp.	24,300	1,408,671

		4,668,429

Banks (6.1%)
Bank of America Corp.	27,201	1,238,734
Mercantile Bankshares Corp.	8,400	322,980
U.S. Bancorp	33,200	1,012,600
Wells Fargo & Co.	21,100	1,347,657

		3,921,971

Building Products (0.8%)
American Standard Companies, Inc.	11,900	510,034

Chemicals (2.1%)
Dow Chemical Co.	10,600	430,360
Monsanto Co.	10,800	915,300

		1,345,660

Commercial Services & Supplies (0.9%)
Avery Dennison Corp.	9,800	573,104

Communications Equipment (2.5%)
Cisco Systems, Inc.*	35,500	769,285
Motorola, Inc.	37,600	861,416

		1,630,701

Computers & Peripherals (5.0%)
Dell, Inc.*	19,600	583,296
EMC Corp.*	93,300	1,271,679
International Business Machines Corp.	16,300	1,344,261

		3,199,236

Containers & Packaging (1.1%)
Crown Holdings, Inc.*	41,600	737,984

Diversified Financials (6.8%)
American Express Co.	13,200	693,660
Citigroup, Inc.	8,271	390,639
Goldman Sachs Group, Inc.	7,600	1,192,896
JPMorgan Chase & Co.	19,400	807,816
SLM Corp.	11,900	618,086
TD Ameritrade Holding Corp.	31,500	657,405

		4,360,502

Diversified Telecommunication Services (3.4%)
ALLTEL Corp.	13,500	874,125
Sprint Nextel Corp.	50,900	1,315,256

		2,189,381

Electric Utilities (2.5%)
Dominion Resources, Inc.	4,500	310,635
Exelon Corp.	24,400	1,290,760

		1,601,395

Electronic Equipment & Instruments (1.5%)
Broadcom Corp. Class A*	23,100	996,996

Energy Equipment & Services (1.4%)
Grant Prideco, Inc.*	12,000	514,080
Halliburton Co.	5,700	416,214

		930,294

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Food & Drug Retailing (1.4%)
CVS Corp.	29,600	$884,152

Food Products (2.8%)
Campbell Soup Co.	24,400	790,560
Kellogg Co.	22,500	990,900

		1,781,460

Healthcare Equipment & Supplies (1.7%)
Dade Behring Holdings, Inc.	9,100	324,961
St. Jude Medical, Inc.*	18,100	742,100

		1,067,061

Healthcare Providers & Services (2.5%)
UnitedHealth Group, Inc.	19,700	1,100,442
WellPoint, Inc.*	6,900	534,267

		1,634,709

Hotels, Restaurants & Leisure (1.1%)
McDonald's Corp.	21,000	721,560

Household Durables (0.7%)
D.R. Horton, Inc.	12,800	425,216

Household Products (2.1%)
Procter & Gamble Co.	23,900	1,377,118

Industrial Conglomerates (2.3%)
General Electric Co.	43,500	1,512,930

Insurance (7.3%)
American International Group, Inc.	27,300	1,804,257
Genworth Financial, Inc. Class A	30,900	1,032,987
Hartford Financial Services Group, Inc.	12,100	974,655
St. Paul Travelers Companies, Inc.	21,900	915,201

		4,727,100

Internet Software & Services (1.0%)
Google, Inc. Class A*	1,700	663,000

IT Consulting & Services (1.7%)
CACI International, Inc. Class A*§	8,700	572,025
NAVTEQ Corp.*	10,100	511,565

		1,083,590

Machinery (2.0%)
Deere & Co.	16,100	1,272,705

Media (1.2%)
Time Warner, Inc.	45,500	763,945

Multiline Retail (2.9%)
J.C. Penney Company, Inc.	13,500	815,535
Kohl's Corp.*	19,700	1,044,297

		1,859,832

Oil & Gas (9.5%)
Apache Corp.	16,100	1,054,711
Chevron Corp.	22,200	1,286,934
ConocoPhillips	18,400	1,161,960
Exxon Mobil Corp.	21,800	1,326,748
Newfield Exploration Co.*§	6,800	284,920
Noble Energy, Inc.	15,600	685,152
XTO Energy, Inc.	7,500	326,775

		6,127,200

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals (8.8%)
Barr Pharmaceuticals, Inc.*	14,400	$906,912
Forest Laboratories, Inc.*	14,900	664,987
Johnson & Johnson	17,700	1,048,194
Medco Health Solutions, Inc.*	14,100	806,802
Pfizer, Inc.	42,900	1,069,068
Wyeth	24,100	1,169,332

		5,665,295

Semiconductor Equipment & Products (1.1%)
Applied Materials, Inc.	17,200	301,172
Maxim Integrated Products, Inc.	11,500	427,225

		728,397

Software (3.4%)
Electronic Arts, Inc.*	11,500	629,280
Microsoft Corp.	57,600	1,567,296

		2,196,576

Specialty Retail (2.8%)
Abercrombie & Fitch Co. Class A	5,700	332,310
Best Buy Company, Inc.	10,500	587,265
Home Depot, Inc.	20,400	862,920

		1,782,495

Tobacco (2.3%)
Altria Group, Inc.	20,500	1,452,630

TOTAL COMMON STOCKS (Cost $56,860,126)		64,392,658

SHORT-TERM INVESTMENTS (1.6%)
State Street Navigator Prime Fund§§	641,933	641,933
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 4/3/06	$ 377	377,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,018,933)		1,018,933

TOTAL INVESTMENTS AT VALUE (101.6%) (Cost $57,879,059)		65,411,591

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.6%)		(1,025,576)

NET ASSETS (100.0%)		$64,386,015

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $57,879,059, $8,499,388, $(966,856) and $7,532,532, respectively.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Credit Suisse Large Cap Blend Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  May 26, 2006